LICENSE AGREEMENTS	6 Months Ended
Jun. 30, 2022
LICENSE AGREEMENTS
LICENSE AGREEMENTS

NOTE 16 – LICENSE AGREEMENTS

In November and December 2021, the Company entered into three license and supply agreements, whereby the Company is entitled to a royalty or other proceeds from the specified product revenues in select non-US markets from the licensee, if and when the underlying products are approved and commercialized. During six months ended June 30, 2022, the Company entered into five license and supply agreements, whereby the Company will receive a royalty or other proceeds from the specified product revenues in select non-US markets from the licensor, if and when the underlying products are approved and commercialized. No royalty revenues have been received through June 30, 2022 under any of these agreements.